Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income
Total non-interest income		$ 12,188	$ 10,460	$ 9,748
Other expense		8,839	8,360	7,430
Income tax benefit		1,431	1,752	1,354
Net income		7,494	6,931	5,902
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	1	2	2
Other income
Dividends from bank subsidiary		4,104	6,099	11,242
Equity in undistributed earnings gain(loss) of bank subsidiary		3,995	1,260	(4,965)
Total non-interest income		8,099	7,359	6,277
Other expense		820	526	462
Income before income taxes		7,280	6,835	5,817
Income tax benefit		(214)	(96)	(85)
Net income		$ 7,494	$ 6,931	$ 5,902

[1]	Eliminates in consolidation.